Revenues (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Disaggregation of Revenue by Geographic Area, Business Unit and Products and Services Categories
The information sets below described the disaggregation of revenue by geographic area, business unit and products and services categories in which the Company operates. The timing in which the revenues is recognized by the business units in the Company, is the point in the time in which control of goods and services is transferred in its entirely to the customer.

	Coca-Cola FEMSA						FEMSA Comercio – Proximity Division						FEMSA Comercio – Health Division						FEMSA Comercio – Fuel Division						Other Segments						Total
	2019		2018 (1)		2017		2019		2018 (1)		2017		2019		2018 (1)		2017		2019		2018 (1)		2017		2019		2018 (1)		2017		2019		2018 (1)		2017
By geographic areas:
Mexico and Central America (2)	Ps.	109,249	Ps.	100,162	Ps.	92,643	Ps.	182,864	Ps.	166,040	Ps.	148,652	Ps.	8,170	Ps.	7,898	Ps.	7,359	Ps.	47,852	Ps.	46,936	Ps.	38,388	Ps.	32,217	Ps.	31,918	Ps.	29,211	Ps.	380,352	Ps.	352,954	Ps.	316,253
South America (3)		85,223		82,180		86,608		1,946		1,418		1,181		50,752		43,841		40,062		—		—		—		9,552		10,350		10,467		147,473		137,789		138,318
Venezuela		—		—		4,005		—		—		—		—		—		—		—		—		—		18		25		54		18		25		4,059

Total revenues		194,472		182,342		183,256		184,810		167,458		149,833		58,922		51,739		47,421		47,852		46,936		38,388		41,787		42,293		39,732		527,843		490,768		458,630

Consolidation adjustments		5,688		5,160		4,678		325		290		202		—		—		—		11		—		—		15,108		15,574		13,818		21,132		21,024		18,698
Consolidated revenues		188,784		177,182		178,578		184,485		167,168		149,632		58,922		51,739		47,421		47,841		46,936		38,388		26,679		26,719		25,913		506,711		469,744		439,932
By products and/or services
Products sold in the point-of-sale	Ps.	194,472	Ps.	182,342	Ps.	183,256	Ps.	184,810	Ps	167,458	Ps.	149,834	Ps.	58,922	Ps.	51,739	Ps.	47,421	Ps.	47,852	Ps.	46,936	Ps.	38,388	Ps.	13,198	Ps.	13,240	Ps.	12,667	Ps.	499,254	Ps.	461,715	Ps.	431,566
Services revenues		—		—		—		—		—		—		—		—		—		—		—		—		28,589		29,053		27,064		28,589		29,053		27,064
Consolidation adjustments		5,688		5,160		4,678		325		290		202		—		—		—		11		—		—		15,108		15,574		13,818		21,132		21,024		18,698

Consolidated revenues		188,784		177,182		178,578		184,485		167,168		149,632		58,922		51,739		47,421		47,841		46,936		38,388		26,679		26,719		25,913		506,711		469,744		439,932

(1)
For IFRS 15 adoption purposes, the Company applies the modified retrospective method in which no comparative information is restated for previous periods. The Company recognized no adjustment as a result of adopting IFRS 15.

(2)
Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 346,659, Ps. 319,792 and Ps. 288,783 and during the years ended December 31, 2019, 2018 and 2017, respectively.

(3)
South America includes Brazil, Argentina, Colombia, Chile, Uruguay, Ecuador and Venezuela, although Venezuela is shown separately above for 2017. South America revenues include Brazilian revenues of Ps. 67,076, Ps. 63,601 and Ps. 64,345 during the years ended December 31, 2019, 2018 and 2017, respectively. South America revenues include Colombia revenues of Ps. 16,440, Ps. 19,245 and Ps. 17,545 during the years ended December 31, 2019, 2018 and 2017, respectively. South America revenues include Argentina revenues of Ps. 6,857, Ps. 9,237 and Ps. 13,938 during the years ended December 31, 2019, 2018 and 2017, respectively. South America revenues include Chile revenues of Ps. 45,276, Ps. 44,576 and Ps. 40,660 during the years ended December 31, 2019, 2018 and 2017, respectively. South America revenues include Uruguay revenue of Ps. 3,421 and Ps. 1,925 during the years ended in December 31, 2019 and 2018, respectively. South America revenues include Ecuador revenue of Ps. 6,539 during the year ended in December 31, 2019.